VDV-Q3

Quarterly Report
September 30, 2025
MFS®  New Discovery
Value Portfolio

MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 2.7%
Hexcel Corp.	5,287	$331,495
KBR, Inc.	5,461	258,251
Mirion Technologies, Inc. (a)	14,940	347,504
Standard Aero, Inc. (a)	9,384	256,089
		$1,193,339
Apparel Manufacturers – 0.8%
Columbia Sportswear Co.	2,712	$141,838
Under Amour, Inc., “C” (a)	40,409	195,175
		$337,013
Automotive – 4.4%
Atmus Filtration Technologies, Inc.	10,297	$464,292
Dana, Inc.	18,919	379,137
Goodyear Tire & Rubber Co. (a)	25,362	189,708
Group 1 Automotive, Inc.	536	234,505
LKQ Corp.	7,982	243,770
Visteon Corp.	3,515	421,308
		$1,932,720
Broadcasting – 0.9%
Nexstar Media Group, Inc.	1,981	$391,723
Brokerage & Asset Managers – 0.8%
P10, Inc.	32,484	$353,426
Business Services – 2.0%
NCR Atleos Corp. (a)	15,701	$617,207
TriNet Group, Inc.	4,125	275,921
		$893,128
Chemicals – 2.0%
Avient Corp.	11,506	$379,123
Element Solutions, Inc.	19,435	489,179
		$868,302
Computer Software – 2.8%
ACI Worldwide, Inc. (a)	8,699	$459,046
Bullish, Inc. (a)(l)	3,955	251,578
nCino, Inc. (a)	8,603	233,227
Thryv, Inc. (a)	24,633	297,074
		$1,240,925
Computer Software - Systems – 0.8%
Insight Enterprises, Inc. (a)	3,213	$364,386
Construction – 2.7%
Independence Realty Trust, Inc., REIT	21,967	$360,039
M/I Homes, Inc. (a)	3,009	434,620
Smith Douglas Homes Corp. (a)	5,906	104,300
Toll Brothers, Inc.	2,030	280,424
		$1,179,383

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.4%
Newell Brands, Inc.	44,188	$231,545
Prestige Consumer Healthcare, Inc. (a)	6,160	384,384
		$615,929
Consumer Services – 1.6%
Adtalem Global Education, Inc. (a)	1,874	$289,439
Grand Canyon Education, Inc. (a)	1,930	423,674
		$713,113
Containers – 1.6%
Graphic Packaging Holding Co.	15,768	$308,580
Silgan Holdings, Inc.	9,368	402,918
		$711,498
Electrical Equipment – 2.9%
nVent Electric PLC	4,218	$416,064
TriMas Corp.	10,116	390,882
Vontier Corp.	11,694	490,797
		$1,297,743
Electronics – 4.3%
Advanced Energy Industries, Inc.	2,195	$373,457
Bel Fuse, Inc.	2,772	390,908
Formfactor, Inc. (a)	9,493	345,735
Plexus Corp. (a)	2,564	370,985
TTM Technologies, Inc. (a)	7,039	405,446
		$1,886,531
Energy - Independent – 2.4%
Antero Resources Corp. (a)	11,547	$387,517
Matador Resources Co.	7,511	337,469
Permian Resources Corp.	25,966	332,365
		$1,057,351
Engineering - Construction – 0.9%
Legence Corp., “A” (a)	12,925	$398,219
Food & Beverages – 1.2%
Nomad Foods Ltd.	25,615	$336,837
Utz Brands, Inc.	16,954	205,991
		$542,828
Forest & Paper Products – 0.7%
International Paper Co.	6,712	$311,437
Gaming & Lodging – 0.7%
Brightstar Lottery PLC	18,572	$320,367
Insurance – 3.9%
AXIS Capital Holdings Ltd.	3,473	$332,713
Hanover Insurance Group, Inc.	2,190	397,770
Lincoln National Corp.	9,438	380,635
Selective Insurance Group, Inc.	3,885	314,957
Stewart Information Services Corp.	4,069	298,339
		$1,724,414

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.9%
Brunswick Corp.	4,123	$260,739
Hasbro, Inc.	3,950	299,608
Patrick Industries, Inc.	2,936	303,670
		$864,017
Machinery & Tools – 5.3%
Albany International Corp.	5,566	$296,668
ESAB Corp.	3,161	353,210
Flowserve Corp.	6,698	355,932
Hayward Holdings, Inc.	26,397	399,122
Kadant, Inc.	672	199,974
Regal Rexnord Corp.	2,257	323,744
Timken Co.	5,295	398,078
		$2,326,728
Major Banks – 0.5%
Simmons First National Corp.	10,658	$204,314
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	1,662	$290,850
Option Care Health, Inc. (a)	14,034	389,584
		$680,434
Medical Equipment – 2.3%
Concentra Group Holdings, Inc.	19,259	$403,091
Envista Holdings Corp. (a)	17,622	358,960
Integer Holdings Corp. (a)	2,592	267,831
		$1,029,882
Natural Gas - Distribution – 4.4%
Brookfield Infrastructure Corp.	7,037	$289,361
MDU Resources Group, Inc.	10,527	187,486
New Jersey Resources Corp.	7,677	369,647
ONE Gas, Inc.	4,806	388,998
Spire, Inc.	4,667	380,454
UGI Corp.	9,492	315,704
		$1,931,650
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	26,208	$478,034
Oil Services – 1.8%
Expro Group Holdings N.V. (a)	30,360	$360,677
TechnipFMC PLC	11,398	449,651
		$810,328
Other Banks & Diversified Financials – 19.7%
Atlantic Union Bankshares Corp.	8,631	$304,588
Banc of California, Inc.	16,664	275,789
Berkshire Hills Bancorp, Inc.	11,880	281,675
Cathay General Bancorp, Inc.	10,106	485,189
Columbia Banking System, Inc.	27,233	700,977
CVB Financial Corp.	19,199	363,053
East West Bancorp, Inc.	3,906	415,794
Eastern Bankshares, Inc.	23,525	426,979
Element Fleet Management Corp.	9,346	242,028
First Hawaiian, Inc.	20,348	505,241
First Interstate BancSystem, Inc.	15,629	498,096
Hancock Whitney Corp.	7,891	494,055

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Herc Holdings, Inc.	1,859	$216,871
Popular, Inc.	5,416	687,886
Prosperity Bancshares, Inc.	7,549	500,876
Riot Platforms, Inc. (a)	20,609	392,189
SLM Corp.	13,935	385,721
Texas Capital Bancshares, Inc. (a)	4,528	382,752
UMB Financial Corp.	3,486	412,568
United Community Bank, Inc.	13,388	419,714
Viper Energy, Inc., “A”	8,648	330,527
		$8,722,568
Pharmaceuticals – 2.4%
ACADIA Pharmaceuticals, Inc. (a)	11,850	$252,879
Ionis Pharmaceuticals, Inc. (a)	4,362	285,362
Ligand Pharmaceuticals, Inc. (a)	2,115	374,651
Organon & Co.	12,734	135,999
		$1,048,891
Precious Metals & Minerals – 1.0%
OR Royalties, Inc.	11,659	$467,293
Real Estate – 5.6%
Acadia Realty Trust, REIT	19,571	$394,356
Brixmor Property Group, Inc., REIT	13,475	372,988
Cushman & Wakefield PLC (a)	20,534	326,901
Essential Properties Realty Trust, REIT	14,086	419,199
Four Corners Property Trust, Inc., REIT	12,119	295,704
PennyMac Financial Services, Inc.	3,222	399,141
Urban Edge Properties, REIT	14,368	294,113
		$2,502,402
Real Estate - Office – 1.4%
Cousins Properties, Inc., REIT	12,193	$352,865
Douglas Emmett, Inc., REIT	16,543	257,575
		$610,440
Real Estate - Storage – 1.7%
Rexford Industrial Realty, Inc., REIT	9,342	$384,050
SmartStop Self Storage REIT	9,329	351,143
		$735,193
Restaurants – 0.6%
Chefs' Warehouse, Inc. (a)	4,297	$250,644
Specialty Chemicals – 2.5%
Ashland, Inc.	5,874	$281,423
Axalta Coating Systems Ltd. (a)	8,222	235,314
Chemours Co.	14,277	226,148
Quaker Chemical Corp.	2,690	354,407
		$1,097,292
Specialty Stores – 0.6%
Pet Valu Holdings Ltd.	10,502	$271,587
Trucking – 0.4%
RXO, Inc. (a)	10,355	$159,260

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.3%
Neptune Insurance Holdings, Inc., “A”	4,912	$98,240
NorthWestern Corp.	7,336	429,963
Portland General Electric Co.	10,998	483,912
		$1,012,115
Total Common Stocks		$43,536,847
Mutual Funds (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.19% (v)	806,384	$806,464
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.09% (j)	223,125	$223,125

Other Assets, Less Liabilities – (0.8)%		(338,807)
Net Assets – 100.0%		$44,227,629

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $806,464 and
$43,759,972, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$43,536,847	$—	$—	$43,536,847
Investment Companies	1,029,589	—	—	1,029,589
Total	$44,566,436	$—	$—	$44,566,436
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$649,132	$7,015,855	$6,858,363	$(50)	$(110)	$806,464

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$26,559	$—